Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Nov. 30, 2024	Nov. 30, 2023
Platform Operator, Crypto Asset [Line Items]
Cash and marketable securities held in trust account	$ 55,412,140	$ 82,949,890
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Cash and marketable securities held in trust account	$ 55,412,140	$ 82,949,890